Merger of Dr. Reddy's Holdings Limited into Dr. Reddy's Laboratories Limited (Details Textual) - ₨ / shares	Apr. 08, 2022	Jul. 29, 2019	Mar. 31, 2025
Disclosure Merger of Dr Reddys Holdings Limited into Dr Reddys Laboratories Limited [Line Items]
Face value per share			₨ 1
Events After Reporting Period [Member]
Disclosure Merger of Dr Reddys Holdings Limited into Dr Reddys Laboratories Limited [Line Items]
Number Of Equity Shares Held Cancelled As Per Scheme Of Amalgamation And Arrangement	41,325,300
Face value per share	₨ 5
Number Of Equity Shares Allotted To Shareholders As Per Scheme Of Amalgamation And Arrangement	41,325,300
Dr Reddys Holdings Limited [Member]
Disclosure Merger of Dr Reddys Holdings Limited into Dr Reddys Laboratories Limited [Line Items]
Ownership interests held by promoter group in the entity		24.83%